Finance income and costs	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	2025	2024
	$	$

Interest income	37,979	43,959
Interest expense	(1,481)	(1,428)

Net interest income	36,498	42,531